Business Description and Accounting Policies: Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards	$ 3,570,477	$ 3,224,392	$ 2,825,340
NonCapitalLossesCarriedForward7YearsMember
Operating Loss Carryforwards			138,305
NonCapitalLossesCarriedForward10YearsMember
Operating Loss Carryforwards	906,972	906,972	906,972
NonCapitalLossesCarriedForward20YearsMember
Operating Loss Carryforwards	2,661,107	2,315,022	1,777,485
Capital Loss Carryforward
Operating Loss Carryforwards	$ 2,398	$ 2,398	$ 2,578